FIDELITY(REGISTERED TRADEMARK)
TREND
FUND

SEMIANNUAL REPORT
JUNE 30, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The managers' review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  20  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 24  Footnotes to the financial
                          statements.





Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-6666 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

In stark contrast to the final six months of 1999, most major equity market indexes posted negative returns for the first half of 2000, due mainly to a correction in the technology sector during the second quarter. The majority of bond markets - with the notable exception of high yield - fared better, as Treasuries and non-Treasuries alike benefited as a haven from the volatility of stocks and riskier investment alternatives.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JUNE 30, 2000   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY TREND                1.99%          20.27%       105.98%       255.81%

S&P 500                       -0.42%         7.25%        190.84%       414.73%

Growth Funds Average          3.04%          19.61%       173.82%       367.85%


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,476 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JUNE 30, 2000     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY TREND                  20.27%       15.55%        13.53%

S&P 500                         7.25%        23.80%        17.80%

Growth Funds Average            19.61%       21.69%        16.20%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Trend                       S&P 500
             00005                       SP001
  1990/06/30      10000.00                    10000.00
  1990/07/31       9801.46                     9968.00
  1990/08/31       8824.74                     9066.89
  1990/09/30       8149.25                     8625.34
  1990/10/31       7804.66                     8588.25
  1990/11/30       8502.97                     9143.05
  1990/12/31       8784.14                     9398.14
  1991/01/31       9335.30                     9807.90
  1991/02/28      10166.63                    10509.16
  1991/03/31      10393.99                    10763.48
  1991/04/30      10499.63                    10789.32
  1991/05/31      10991.08                    11255.41
  1991/06/30      10217.16                    10739.92
  1991/07/31      10924.48                    11240.40
  1991/08/31      11190.88                    11506.79
  1991/09/30      11117.39                    11314.63
  1991/10/31      11234.51                    11466.25
  1991/11/30      10591.49                    11004.16
  1991/12/31      11970.72                    12263.03
  1992/01/31      12045.49                    12034.94
  1992/02/29      12333.37                    12191.39
  1992/03/31      11932.70                    11953.66
  1992/04/30      11862.28                    12305.10
  1992/05/31      12153.67                    12365.39
  1992/06/30      11876.85                    12181.15
  1992/07/31      12544.63                    12679.36
  1992/08/31      12345.51                    12419.43
  1992/09/30      12530.06                    12565.98
  1992/10/31      12828.74                    12609.96
  1992/11/30      13583.95                    13039.96
  1992/12/31      13978.49                    13200.35
  1993/01/31      14313.77                    13311.24
  1993/02/28      14230.02                    13492.27
  1993/03/31      14827.25                    13776.96
  1993/04/30      14281.73                    13443.55
  1993/05/31      15057.35                    13803.84
  1993/06/30      15333.98                    13843.87
  1993/07/31      15292.62                    13788.50
  1993/08/31      16094.09                    14311.08
  1993/09/30      16445.70                    14200.89
  1993/10/31      16745.61                    14494.84
  1993/11/30      15969.99                    14357.14
  1993/12/31      16655.13                    14530.86
  1994/01/31      17317.62                    15024.91
  1994/02/28      16711.51                    14617.74
  1994/03/31      15628.99                    13980.40
  1994/04/30      15716.38                    14159.35
  1994/05/31      15750.21                    14391.57
  1994/06/30      15310.43                    14038.97
  1994/07/31      15722.02                    14499.45
  1994/08/31      16629.76                    15093.93
  1994/09/30      16271.74                    14724.13
  1994/10/31      16345.03                    15055.42
  1994/11/30      15445.75                    14507.10
  1994/12/31      15539.76                    14722.24
  1995/01/31      15408.72                    15103.99
  1995/02/28      15914.62                    15692.59
  1995/03/31      16158.43                    16155.68
  1995/04/30      16390.05                    16631.47
  1995/05/31      16746.62                    17296.23
  1995/06/30      17273.85                    17698.02
  1995/07/31      18114.99                    18284.88
  1995/08/31      18605.66                    18330.78
  1995/09/30      19178.61                    19104.34
  1995/10/31      18694.04                    19036.14
  1995/11/30      19282.23                    19871.82
  1995/12/31      18976.34                    20254.55
  1996/01/31      19359.62                    20944.02
  1996/02/29      20000.81                    21138.17
  1996/03/31      19989.84                    21341.73
  1996/04/30      20523.68                    21656.31
  1996/05/31      21090.43                    22214.82
  1996/06/30      20556.59                    22299.46
  1996/07/31      19382.87                    21314.27
  1996/08/31      19836.27                    21763.79
  1996/09/30      21028.27                    22988.66
  1996/10/31      20801.57                    23622.68
  1996/11/30      22242.21                    25408.32
  1996/12/31      22199.17                    24904.98
  1997/01/31      23113.56                    26461.05
  1997/02/28      21993.50                    26668.50
  1997/03/31      20282.68                    25572.69
  1997/04/30      20027.62                    27099.38
  1997/05/31      22754.74                    28749.19
  1997/06/30      24245.82                    30037.16
  1997/07/31      25925.26                    32427.21
  1997/08/31      25721.21                    30610.64
  1997/09/30      27844.05                    32287.18
  1997/10/31      25493.63                    31208.79
  1997/11/30      24559.74                    32653.45
  1997/12/31      24098.17                    33214.11
  1998/01/31      24080.35                    33581.45
  1998/02/28      26293.77                    36003.35
  1998/03/31      28186.53                    37847.08
  1998/04/30      28743.22                    38227.82
  1998/05/31      27367.07                    37570.69
  1998/06/30      27870.33                    39096.81
  1998/07/31      26627.78                    38680.43
  1998/08/31      19163.63                    33088.01
  1998/09/30      20357.18                    35207.63
  1998/10/31      21047.48                    38071.42
  1998/11/30      22485.98                    40378.93
  1998/12/31      24788.47                    42705.56
  1999/01/31      26520.90                    44491.51
  1999/02/28      25812.78                    43108.71
  1999/03/31      27037.51                    44833.49
  1999/04/30      28382.48                    46569.89
  1999/05/31      27834.70                    45470.38
  1999/06/30      29584.94                    47993.98
  1999/07/31      28671.97                    46495.61
  1999/08/31      28622.98                    46265.46
  1999/09/30      27923.77                    44997.32
  1999/10/31      29424.62                    47844.75
  1999/11/30      31023.44                    48817.43
  1999/12/31      34885.48                    51692.78
  2000/01/31      33518.66                    49095.74
  2000/02/29      36630.18                    48166.35
  2000/03/31      36972.86                    52878.47
  2000/04/30      35064.38                    51287.35
  2000/05/31      33851.81                    50234.94
  2000/06/30      35581.04                    51473.23
IMATRL PRASUN   SHR__CHT 20000630 20000724 134653 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Trend Fund on June 30, 1990. As the chart shows, by June 30, 2000, the value of the investment would have grown to $35,581 - a 255.81% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $51,473 - a 414.73% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER MULTI-CAP GROWTH FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER MULTI-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF JUNE 30, 2000, THE SIX MONTH, ONE YEAR, FIVE YEAR AND 10 YEAR CUMULATIVE TOTAL RETURNS FOR THE MULTI-CAP GROWTH FUNDS AVERAGE WERE, 6.54%, 45.82%, 225.31%, AND 476.09%, RESPECTIVELY; AND THE ONE YEAR, FIVE YEAR AND 10 YEAR AVERAGE ANNUAL TOTAL RETURNS WERE, 45.82%, 26.00%, AND 18.73%, RESPECTIVELY. THE SIX MONTH, ONE YEAR, FIVE YEAR AND 10 YEAR CUMULATIVE TOTAL RETURNS FOR THE MULTI-CAP SUPERGROUP AVERAGE WERE, 2.72%, 16.67%, 153.95%, AND 338.61%, RESPECTIVELY; AND THE ONE YEAR, FIVE YEAR AND 10 YEAR AVERAGE ANNUAL TOTAL RETURNS WERE 16.67%, 19.64%, AND 15.37%, RESPECTIVELY.

FUND TALK: THE MANAGERS' OVERVIEW



MARKET RECAP

Historically, presidential election
years have been kind to investors.
The stock market - as measured
by the Dow Jones Industrial Average
- posted positive returns in every
election year but three in the past
60 years. At the outset of 2000, it
appeared that tradition would
continue, as the Dow, the Standard &
Poor's 500SM Index and the
NASDAQ Composite Index reached
record highs in the year's first
quarter. Beginning in mid-March,
however, a major correction in the
technology sector, coupled with
rampant inflation fears and several
interest-rate hikes by the Federal
Reserve Board, sparked a dramatic
decline in the equity markets, leaving
all of the aforementioned indexes
with negative returns by mid-year.
For the six months ending June 30,
2000, the Dow was down 8.42%,
the S&P 500(registered trademark) declined 0.42% and the tech-heavy NASDAQ index - which in 1999 set a record for the best one-year return of any major
U.S. market index - had a negative
2.44% return. Whether the equity
markets can rally during the second
half of the year remains to be seen,
but early indicators looked
promising. Technology took off
again in the final month of the
period, with the NASDAQ posting a
16.64% return in June. Also,
economic indicators suggested the
economy was finally slowing,
leaving many investors hopeful that
the Fed's series of rate hikes had
come to an end.

(photograph of Nick Thakore)(photograph of Ramin Arani)

NOTE TO SHAREHOLDERS: On June 1, 2000, Ramin Arani (right) became Portfolio Manager of Fidelity Trend Fund. The following is an interview with Nick Thakore, who managed the fund for most of the period covered by the report, with additional comments from Ramin Arani.

Q. HOW DID THE FUND PERFORM, NICK?

N.T. It did fairly well. For the six months that ended June 30, 2000, the fund returned 1.99%, compared to -0.42% and 3.04% for the Standard & Poor's 500 Index and the growth funds average monitored by Lipper Inc., respectively. For the 12 months that ended June 30, 2000, the fund returned 20.27%, soundly beating the 7.25% return of the index and edging the 19.61% return of the Lipper average.

Q. WHAT ENABLED THE FUND TO TOP THE INDEX?

N.T. Stock selection in several sectors was the prime contributor. In the utilities sector, the fund's wireless investments did well early in the period, while a holding in the natural gas distribution industry had a strong second quarter. In the technology sector, the fund's personal computer hardware and communications equipment holdings served it well. Within the health sector, a relatively heavy emphasis on biotechnology proved to be beneficial, as did investments in several large-capitalization drug companies.

Q. HOW WAS THE FUND AFFECTED BY THE SPRING CORRECTION IN STOCK PRICES?

N.T. The fund's performance advantage over the S&P 500 slipped during the correction - largely because the fund's average market capitalization was below that of the index. During the sell-off, the stocks with the largest capitalizations tended to hold up best. However, I maintained the fund's position in the majority of its holdings because I believed that they remained at more attractive prices relative to their expected growth rates than their mega-cap peers. I was vindicated in this view when, as a group, the fund's holdings bounced back strongly as the market recovered in June.

Q. WHICH STOCKS HELPED PERFORMANCE?

N.T. Micron Technology was one of the fund's best contributors, boosted by the improving supply and demand for dynamic random access memory (DRAM). Kinder Morgan, a natural gas distributor, advanced due to continued strength in natural gas prices and a favorable acquisition the company made through its limited partnership. Telecommunications equipment company Ditech benefited from the ongoing upgrade and expansion of networks in that industry. Two drug stocks, Eli Lilly and Warner-Lambert, also helped performance. Lilly was boosted by an exceptionally favorable trial of one of its new drugs, Zovant, used to treat sepsis, or blood poisoning. Warner-Lambert shares were lifted when the company was bought by rival Pfizer.

Q. WHICH STOCKS DETRACTED FROM PERFORMANCE?

N.T. Microsoft was a big detractor. A decision was finally made in the federal government's antitrust suit against the company. The court ruled that Microsoft must be broken into two separate companies. Although the company plans to appeal the ruling, many investors deserted the stock as these developments unfolded. A second negative influence was a slower adoption of the Windows 2000 operating software than previously expected. Another corporate blue-blood, AT&T, hurt performance - in part due to the fund's overweighted position in it relative to the index. Comparing the stock price to the value of the company's various divisions, AT&T was cheap when I bought it. However, investors chose to focus on the continuing deterioration in the telephone giant's core long-distance business. Finally, truck manufacturer Navistar International suffered from a slowdown in demand.

Q. TURNING TO YOU, RAMIN, WHAT'S YOUR OUTLOOK?

R.A. I think it's clear that higher interest rates will slow the economy at some point. The key questions are how quickly the slowdown will materialize and how extensive it will be. I can't predict whether we'll get a soft landing - meaning slower economic growth without recession - or a full-blown recession. Therefore, my plan is to emphasize those industry groups that tend to perform well regardless of economic activity. Of course, you can never insulate yourself completely from shifts in the economy, but there are some areas, such as the drug group, that tend to hold up better in a slowdown. My industry selections should take place, for the most part, within the context of minimal deviations from the sector weightings of the S&P
500. Like Nick, I look for the main driver of performance to be stock and industry selection, not big positive or negative sector bets.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: to increase the value of
the fund's shares by investing
mainly in equity securities of
companies likely to benefit
from economic, financial or
market trends

FUND NUMBER: 005

TRADING SYMBOL: FTRNX

START DATE: June 16, 1958

SIZE: as of June 30, 2000,
more than $1.5 billion

MANAGER: Ramin Arani, since
June 2000; manager, Fidelity
Select Health Care Portfolio
and Fidelity Advisor Health
Care Fund, 1999-2000;
Fidelity Select Retailing
Portfolio, 1997-1999;
joined Fidelity in 1992

RAMIN ARANI ON HIS STRATEGY
FOR RUNNING THE FUND:

"The transition between Nick and
me has been fairly seamless because
we share a lot of ideas about how the
fund should be managed. For example,
we both feel that it's not advisable to
routinely establish large overweighted
or underweighted positions on entire
sectors relative to the S&P 500. That's
not to say it will never happen -
occasionally you get an extremely
strong conviction one way or the
other about a sector. But most of the
time, we believe in adding value
through stock selection within
sectors.

"At the end of the period, for instance, the fund had a neutral finance weighting while overweighting insurance companies and underweighting banks. If the economy slows down, insurance companies should not be subject to the same concerns about credit quality as banks would. Furthermore, the insurance industry is experiencing some positive pricing power for the first time in over a decade.

"As I'm picking stocks for various
sectors, I like to keep a close eye on
how the fund is positioned with
respect to the S&P 100. Those
mega-capitalization stocks heavily
influence the market averages,
and the fund's performance can
fall behind quickly if its positioning
on S&P 100 components is wrong.
From there, I look to add a mix of
medium and small-cap stocks
whose merits are not widely
recognized."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF JUNE 30,
2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Cisco Systems, Inc.             4.6                     1.9

General Electric Co.            4.0                     2.2

Intel Corp.                     3.3                     0.0

Pfizer, Inc.                    2.5                     0.8

Eli Lilly & Co.                 2.3                     0.7

Nortel Networks Corp.           2.2                     0.0

Dell Computer Corp.             1.9                     1.6

EMC Corp.                       1.8                     0.2

Exxon Mobil Corp.               1.8                     1.9

Wal-Mart Stores, Inc.           1.7                     1.4

                                26.1                    10.7

TOP FIVE MARKET SECTORS AS OF
JUNE 30, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Technology                      33.7                    29.3

Health                          14.7                    7.1

Finance                         11.0                    10.4

Energy                          8.5                     4.8

Utilities                       8.0                     11.5



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF JUNE 30, 2000 *                                         AS OF DECEMBER 31, 1999 **

Stocks                          99.0%                         Stocks                                98.6%

Short-Term  Investments and                                   Short-Term  Investments and
Net Other Assets                 1.0%                         Net Other Assets                       1.4%

* FOREIGN INVESTMENTS            4.6%                         ** FOREIGN INVESTMENTS                10.9%

Row: 1, Col: 1, Value: 99.0                                   Row: 1, Col: 1, Value: 98.59999999999999
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                    Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0                                    Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0                                    Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 1.0                                    Row: 1, Col: 8, Value: 1.4







INVESTMENTS JUNE 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets



COMMON STOCKS - 99.0%

                                 SHARES                                VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 1.0%

AEROSPACE & DEFENSE - 0.6%

Boeing Co.                        100,000                              $ 4,181

United Technologies Corp.         93,800                                5,522

                                                                        9,703

SHIP BUILDING & REPAIR - 0.4%

General Dynamics Corp.            105,000                               5,486

TOTAL AEROSPACE & DEFENSE                                               15,189

BASIC INDUSTRIES - 2.5%

CHEMICALS & PLASTICS - 1.9%

Avery Dennison Corp.              62,000                                4,162

E.I. du Pont de Nemours and       128,400                               5,618
Co.

FMC Corp.                         50,000                                2,900

Lyondell Chemical Co.             170,400                               2,854

Millennium Chemicals, Inc.        165,000                               2,805

Pharmacia Corp.                   58,200                                3,008

Union Carbide Corp.               141,400                               6,999

                                                                        28,346

METALS & MINING - 0.1%

Alcoa, Inc.                       49,600                                1,438

PACKAGING & CONTAINERS - 0.1%

Ball Corp.                        50,000                                1,609

PAPER & FOREST PRODUCTS - 0.4%

Bowater, Inc.                     40,700                                1,796

Kimberly-Clark Corp.              75,000                                4,303

                                                                        6,099

TOTAL BASIC INDUSTRIES                                                  37,492

CONSTRUCTION & REAL ESTATE -
0.4%

BUILDING MATERIALS - 0.3%

American Standard Companies,      59,700                                2,448
Inc. (a)

Masco Corp.                       154,000                               2,782

                                                                        5,230

ENGINEERING - 0.1%

Fluor Corp.                       45,000                                1,423

TOTAL CONSTRUCTION & REAL                                               6,653
ESTATE

COMMON STOCKS - CONTINUED

                                 SHARES                                VALUE (NOTE 1) (000S)

DURABLES - 0.9%

AUTOS, TIRES, & ACCESSORIES -
0.4%

Goodyear Tire & Rubber Co.        115,000                              $ 2,300

Navistar International Corp.      107,200                               3,330
(a)

                                                                        5,630

CONSUMER ELECTRONICS - 0.1%

Black & Decker Corp.              39,000                                1,533

HOME FURNISHINGS - 0.2%

Leggett & Platt, Inc.             158,700                               2,619

TEXTILES & APPAREL - 0.2%

Mohawk Industries, Inc. (a)       159,300                               3,465

TOTAL DURABLES                                                          13,247

ENERGY - 8.5%

ENERGY SERVICES - 3.5%

Baker Hughes, Inc.                91,400                                2,925

ENSCO International, Inc.         197,500                               7,073

Global Industries Ltd. (a)        215,000                               4,058

Halliburton Co.                   215,100                               10,150

Nabors Industries, Inc. (a)       190,000                               7,897

R&B Falcon Corp. (a)              202,400                               4,769

Santa Fe International Corp.      72,500                                2,533

Schlumberger Ltd. (NY Shares)     19,800                                1,478

Smith International, Inc. (a)     53,500                                3,895

Varco International, Inc. (a)     100,000                               2,325

Weatherford International,        133,700                               5,323
Inc.

                                                                        52,426

OIL & GAS - 5.0%

Apache Corp.                      113,000                               6,646

Burlington Resources, Inc.        143,800                               5,500

Chevron Corp.                     91,700                                7,777

Devon Energy Corp.                88,300                                4,961

EOG Resources, Inc.               70,000                                2,345

Exxon Mobil Corp.                 350,165                               27,488

Grant Prideco, Inc. (a)           315,900                               7,898

National-Oilwell, Inc. (a)        115,000                               3,781

Santa Fe Snyder Corp. (a)         324,445                               3,691

COMMON STOCKS - CONTINUED

                                 SHARES                                VALUE (NOTE 1) (000S)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Talisman Energy, Inc. (a)         88,600                               $ 2,935

Union Pacific Resources           161,700                               3,557
Group, Inc.

                                                                        76,579

TOTAL ENERGY                                                            129,005

FINANCE - 11.0%

BANKS - 1.1%

Bank of America Corp.             79,500                                3,419

Bank of New York Co., Inc.        100,000                               4,650

Mellon Financial Corp.            75,000                                2,733

Wells Fargo & Co.                 165,000                               6,394

                                                                        17,196

CREDIT & OTHER FINANCE - 2.5%

American Express Co.              54,600                                2,846

Associates First Capital          324,100                               7,231
Corp. Class A

Citigroup, Inc.                   404,300                               24,359

Household International, Inc.     74,200                                3,084

                                                                        37,520

FEDERAL SPONSORED CREDIT - 1.1%

Fannie Mae                        200,100                               10,443

Freddie Mac                       173,300                               7,019

                                                                        17,462

INSURANCE - 5.1%

Ace Ltd.                          266,200                               7,454

AFLAC, Inc.                       84,000                                3,859

Allmerica Financial Corp.         127,100                               6,657

AMBAC Financial Group, Inc.       115,000                               6,303

American International Group,     218,525                               25,677
Inc.

CIGNA Corp.                       60,800                                5,685

Hartford Financial Services       157,000                               8,782
Group, Inc.

MetLife, Inc.                     288,000                               6,066

The Chubb Corp.                   106,600                               6,556

                                                                        77,039

SAVINGS & LOANS - 0.0%

Washington Mutual, Inc.           25,000                                722

SECURITIES INDUSTRY - 1.2%

Charles Schwab Corp.              140,000                               4,708

COMMON STOCKS - CONTINUED

                                 SHARES                                VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

SECURITIES INDUSTRY - CONTINUED

Morgan Stanley Dean Witter &      130,600                              $ 10,872
Co.

Waddell & Reed Financial,         76,300                                2,504
Inc. Class A

                                                                        18,084

TOTAL FINANCE                                                           168,023

HEALTH - 14.7%

DRUGS & PHARMACEUTICALS - 11.5%

Abgenix, Inc. (a)                 17,000                                2,038

American Home Products Corp.      269,300                               15,821

Bristol-Myers Squibb Co.          343,400                               20,003

Celgene Corp. (a)                 130,200                               7,666

Cephalon, Inc. (a)                80,000                                4,790

COR Therapeutics, Inc. (a)        26,200                                2,235

Elan Corp. PLC sponsored ADR      106,500                               5,159
(a)

Eli Lilly & Co.                   341,600                               34,117

Exelixis, Inc.                    42,100                                1,405

Human Genome Sciences, Inc.       30,100                                4,015
(a)

Immunex Corp. (a)                 104,300                               5,156

Merck & Co., Inc.                 42,600                                3,264

Millennium Pharmaceuticals,       31,900                                3,569
Inc. (a)

Pfizer, Inc.                      783,475                               37,607

Protein Design Labs, Inc. (a)     9,100                                 1,501

Schering-Plough Corp.             240,300                               12,135

Sepracor, Inc. (a)                107,600                               12,979

Vertex Pharmaceuticals, Inc.      16,700                                1,760
(a)

                                                                        175,220

MEDICAL EQUIPMENT & SUPPLIES
- 2.5%

Abbott Laboratories               275,000                               12,255

Cardinal Health, Inc.             101,200                               7,489

Johnson & Johnson                 78,500                                7,997

Medtronic, Inc.                   150,000                               7,472

Novoste Corp. (a)                 58,200                                3,550

                                                                        38,763

MEDICAL FACILITIES MANAGEMENT
- 0.7%

HCA - The Healthcare Co.          100,000                               3,038

COMMON STOCKS - CONTINUED

                                 SHARES                                VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

MEDICAL FACILITIES MANAGEMENT
- CONTINUED

UnitedHealth Group, Inc.          50,000                               $ 4,288

Wellpoint Health Networks,        40,000                                2,898
Inc. (a)

                                                                        10,224

TOTAL HEALTH                                                            224,207

INDUSTRIAL MACHINERY &
EQUIPMENT - 5.4%

ELECTRICAL EQUIPMENT - 4.0%

General Electric Co.              1,140,600                             60,452

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.4%

Deere & Co.                       46,500                                1,721

Ingersoll-Rand Co.                67,800                                2,729

Parker-Hannifin Corp.             106,200                               3,637

Tyco International Ltd.           271,100                               12,843

                                                                        20,930

TOTAL INDUSTRIAL MACHINERY &                                            81,382
EQUIPMENT

MEDIA & LEISURE - 4.4%

BROADCASTING - 1.6%

AMFM, Inc. (a)                    60,000                                4,140

AT&T Corp. - Liberty Media        230,200                               5,582
Group Class A (a)

Clear Channel Communications,     55,100                                4,133
Inc. (a)

Comcast Corp. Class A             109,000                               4,415
(special) (a)

Time Warner, Inc.                 86,800                                6,597

                                                                        24,867

ENTERTAINMENT - 2.6%

Mandalay Resort Group (a)         276,100                               5,522

MGM Grand, Inc.                   70,000                                2,249

Viacom, Inc. Class B              275,800                               18,806
(non-vtg.) (a)

Walt Disney Co.                   322,800                               12,529

                                                                        39,106

LODGING & GAMING - 0.2%

Harrah's Entertainment, Inc.      142,400                               2,982
(a)

TOTAL MEDIA & LEISURE                                                   66,955

COMMON STOCKS - CONTINUED

                                 SHARES                                VALUE (NOTE 1) (000S)

NONDURABLES - 3.9%

BEVERAGES - 1.3%

Anheuser-Busch Companies,         97,100                               $ 7,252
Inc.

The Coca-Cola Co.                 208,800                               11,993

                                                                        19,245

FOODS - 1.1%

Keebler Foods Co.                 136,500                               5,068

Quaker Oats Co.                   157,000                               11,795

                                                                        16,863

HOUSEHOLD PRODUCTS - 0.9%

Clorox Co.                        66,900                                2,998

Colgate-Palmolive Co.             77,800                                4,658

Procter & Gamble Co.              106,800                               6,114

                                                                        13,770

TOBACCO - 0.6%

Philip Morris Companies, Inc.     364,600                               9,685

TOTAL NONDURABLES                                                       59,563

PRECIOUS METALS - 0.2%

Newmont Mining Corp.              132,400                               2,863

RETAIL & WHOLESALE - 4.1%

APPAREL STORES - 0.1%

The Limited, Inc.                 101,400                               2,193

DRUG STORES - 0.3%

Walgreen Co.                      130,400                               4,197

GENERAL MERCHANDISE STORES -
1.9%

Kohls Corp. (a)                   44,400                                2,470

Wal-Mart Stores, Inc.             453,700                               26,144

                                                                        28,614

GROCERY STORES - 0.5%

Fleming Companies, Inc.           963                                   13

Safeway, Inc. (a)                 168,400                               7,599

                                                                        7,612

COMMON STOCKS - CONTINUED

                                 SHARES                                VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.3%

Best Buy Co., Inc. (a)            58,700                               $ 3,713

Home Depot, Inc.                  306,350                               15,298

                                                                        19,011

TOTAL RETAIL & WHOLESALE                                                61,627

SERVICES - 0.3%

ADVERTISING - 0.3%

Omnicom Group, Inc.               39,900                                3,554

TMP Worldwide, Inc. (a)           10,500                                775

United Internet AG (a)            2,564                                 316

                                                                        4,645

SERVICES - 0.0%

Per-Se Technologies, Inc.         11,229                                0
warrants 7/8/03 (a)

TOTAL SERVICES                                                          4,645

TECHNOLOGY - 33.7%

COMMUNICATIONS EQUIPMENT -
10.5%

Cisco Systems, Inc. (a)           1,106,300                             70,312

Comverse Technology, Inc. (a)     58,000                                5,394

Corning, Inc.                     52,200                                14,087

Ditech Communications Corp.       44,500                                4,208

Lucent Technologies, Inc.         332,910                               19,725

Nokia AB sponsored ADR            249,300                               12,449

Nortel Networks Corp.             470,900                               32,666

ONI Systems Corp.                 800                                   94

                                                                        158,935

COMPUTER SERVICES & SOFTWARE
- 4.0%

Adobe Systems, Inc.               49,900                                6,487

Affymetrix, Inc. (a)              1,000                                 165

America Online, Inc. (a)          60,400                                3,186

BEA Systems, Inc. (a)             41,200                                2,037

Computer Associates               66,700                                3,414
International, Inc.

Digex, Inc. Class A               1,800                                 122

E.piphany, Inc.                   8,100                                 868

Netegrity, Inc.                   64,900                                4,888

Oracle Corp. (a)                  130,000                               10,928

Polycom, Inc. (a)                 32,400                                3,049

COMMON STOCKS - CONTINUED

                                 SHARES                                VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Rational Software Corp. (a)       36,800                               $ 3,420

Sybase, Inc. (a)                  69,200                                1,592

T/R Systems, Inc.                 114,000                               727

Technology Solutions, Inc.        394,000                               2,438

VeriSign, Inc. (a)                49,747                                8,780

VERITAS Software Corp. (a)        22,400                                2,532

Vignette Corp. (a)                80,600                                4,192

Yahoo!, Inc. (a)                  15,600                                1,932

                                                                        60,757

COMPUTERS & OFFICE EQUIPMENT
- 7.9%

Brocade Communications            49,400                                9,064
Systems, Inc. (a)

Compaq Computer Corp.             354,500                               9,062

Dell Computer Corp. (a)           585,500                               28,872

Digital Lightwave, Inc. (a)       280                                   28

EMC Corp. (a)                     360,200                               27,713

Hewlett-Packard Co.               52,600                                6,568

International Business            121,700                               13,334
Machines Corp.

MRV Communications, Inc. (a)      139,000                               9,348

Sun Microsystems, Inc. (a)        184,500                               16,778

                                                                        120,767

ELECTRONIC INSTRUMENTS - 0.9%

Agilent Technologies, Inc.        142,700                               10,524

Varian, Inc. (a)                  68,000                                3,137

                                                                        13,661

ELECTRONICS - 10.4%

Advanced Micro Devices, Inc.      85,200                                6,582
(a)

Bookham Technology PLC            4,300                                 255
sponsored ADR

Celeritek, Inc. (a)               46,800                                1,910

Fairchild Semiconductor           153,000                               6,197
International, Inc. Class A

Intel Corp.                       382,300                               51,109

Intersil Holding Corp. Class A    45,800                                2,476

JDS Uniphase Corp. (a)            97,000                                11,628

LSI Logic Corp. (a)               162,600                               8,801

Micron Technology, Inc. (a)       282,400                               24,869

Motorola, Inc.                    258,300                               7,507

National Semiconductor Corp.      136,300                               7,735
(a)

NVIDIA Corp. (a)                  50,000                                3,178

Power-One, Inc. (a)               10,950                                1,248

SDL, Inc. (a)                     20,000                                5,704

COMMON STOCKS - CONTINUED

                                 SHARES                                VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Texas Instruments, Inc.           238,600                              $ 16,389

Vitesse Semiconductor Corp.       34,200                                2,516
(a)

                                                                        158,104

TOTAL TECHNOLOGY                                                        512,224

UTILITIES - 8.0%

CELLULAR - 2.5%

China Telecom (Hong Kong)         919,000                               8,170
Ltd. (a)

Nextel Communications, Inc.       157,400                               9,631
Class A (a)

QUALCOMM, Inc. (a)                38,700                                2,322

SBA Communications Corp.          83,700                                4,347
Class A

Sprint Corp. - PCS Group          135,000                               8,033
Series 1 (a)

VoiceStream Wireless Corp. (a)    50,391                                5,860

                                                                        38,363

ELECTRIC UTILITY - 0.8%

AES Corp. (a)                     90,000                                4,106

Calpine Corp. (a)                 118,800                               7,811

                                                                        11,917

GAS - 1.4%

Dynegy, Inc. Class A              226,810                               15,494

Kinder Morgan, Inc.               192,697                               6,660

                                                                        22,154

TELEPHONE SERVICES - 3.3%

AT&T Corp.                        405,400                               12,821

BellSouth Corp.                   335,400                               14,296

Qwest Communications              154,200                               7,662
International, Inc. (a)

TeraBeam Networks (c)             4,800                                 18

WorldCom, Inc. (a)                328,200                               15,056

                                                                        49,853

TOTAL UTILITIES                                                         122,287

TOTAL COMMON STOCKS                                                     1,505,362
(Cost $1,307,054)

U.S. TREASURY OBLIGATIONS -
0.2%

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

U.S. Treasury Bills, yield at    $ 2,500                               $ 2,482
date of purchase 5.66%
8/17/00 (Cost $2,481)

CASH EQUIVALENTS - 1.9%

                                 SHARES

Central Cash Collateral Fund,     6,972,300                             6,972
6.71% (b)

Taxable Central Cash Fund,        22,818,537                            22,819
6.59% (b)

TOTAL CASH EQUIVALENTS                                                  29,791
(Cost $29,791)

TOTAL INVESTMENT PORTFOLIO -                                            1,537,635
101.1%
(Cost $1,339,326)

NET OTHER ASSETS - (1.1)%                                               (16,644)

NET ASSETS - 100%                                                     $ 1,520,991


LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY             ACQUISITION DATE  ACQUISITION COST (000S)

TeraBeam   Networks  4/7/00            $ 18

INCOME TAX INFORMATION

At June 30, 2000, the aggregate cost of investment securities for income tax purposes was $1,361,767,000. Net unrealized appreciation aggregated $175,868,000, of which $237,868,000 related to appreciated investment securities and $62,000,000 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)
                          JUNE 30, 2000 (UNAUDITED)

ASSETS

Investment in securities, at            $ 1,537,635
value (cost $1,339,326) -
See accompanying schedule

Receivable for investments               12,503
sold

Receivable for fund shares               959
sold

Dividends receivable                     774

Interest receivable                      418

Other receivables                        1,390

 TOTAL ASSETS                            1,553,679

LIABILITIES

Payable to custodian bank      $ 412

Payable for investments         22,412
purchased

Payable for fund shares         2,265
redeemed

Accrued management fee          491

Other payables and accrued      136
expenses

Collateral on securities        6,972
loaned, at value

 TOTAL LIABILITIES                       32,688

NET ASSETS                              $ 1,520,991

Net Assets consist of:

Paid in capital                         $ 1,219,748

Distributions in excess of               (8,807)
net investment income

Accumulated undistributed net            111,757
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation              198,293
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 22,536 shares           $ 1,520,991
outstanding

NET ASSET VALUE, offering                $67.49
price and redemption price
per share ($1,520,991
(divided by) 22,536 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS     SIX
                         MONTHS ENDED JUNE 30, 2000
                                        (UNAUDITED)

INVESTMENT INCOME                           $ 4,866
Dividends

Interest                                     1,308

Security lending                             61

 TOTAL INCOME                                6,235

EXPENSES

Management fee Basic fee         $ 4,359

 Performance adjustment           (1,378)

Transfer agent fees               1,062

Accounting and security           172
lending fees

Non-interested trustees'          11
compensation

Custodian fees and expenses       55

Registration fees                 78

Audit                             16

Legal                             13

Interest                          29

 Total expenses before            4,417
reductions

 Expense reductions               (643)      3,774

NET INVESTMENT INCOME                        2,461

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            121,377

 Foreign currency transactions    108

 Futures contracts                414        121,899

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (94,847)

 Assets and liabilities in        9          (94,838)
foreign currencies

NET GAIN (LOSS)                              27,061

NET INCREASE (DECREASE) IN                  $ 29,522
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED JUNE 30,  YEAR ENDED DECEMBER 31, 1999
                                 2000 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 2,461                    $ 3,583
income

 Net realized gain (loss)         121,899                    346,266

 Change in net unrealized         (94,838)                   99,335
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       29,522                     449,184
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (2,461)                    (3,582)
From net investment income

 In excess of net investment      (8,625)                    (406)
income

 From net realized gain           (109,157)                  (122,659)

 TOTAL DISTRIBUTIONS              (120,243)                  (126,647)

Share transactions Net            168,200                    428,586
proceeds from sales of shares

 Reinvestment of distributions    106,409                    110,094

 Cost of shares redeemed          (196,118)                  (523,450)

 NET INCREASE (DECREASE) IN       78,491                     15,230
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (12,230)                   337,767
IN NET ASSETS

NET ASSETS

 Beginning of period              1,533,221                  1,195,454

 End of period (including        $ 1,520,991                $ 1,533,221
under (over) distribution
of net investment income of
$(8,807) and  $1,421,
respectively)

OTHER INFORMATION
Shares

 Sold                             2,453                      6,687

 Issued in reinvestment of        1,614                      1,599
distributions

 Redeemed                         (2,909)                    (8,387)

 Net increase (decrease)          1,158                      (101)


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED JUNE 30, 2000  YEARS ENDED DECEMBER 31,

                               (UNAUDITED)                     1999                     1998     1997     1996     1995

SELECTED PER-SHARE DATA

Net asset value, beginning     $ 71.72                         $ 55.66                  $ 54.11  $ 56.81  $ 52.48  $ 50.99
of period

Income from Investment
Operations

Net investment  income          .11 D                           .18 D                    .05 D    .08 D    .62 E    .46

Net realized  and unrealized    1.19                            22.23                    1.50     4.46     8.18     10.71
gain (loss)

Total from investment           1.30                            22.41                    1.55     4.54     8.80     11.17
operations

Less Distributions

 From net investment income     (.11)                           (.18)                    -        (.05)    (.45)    (.47)

In excess of  net investment    (.40)                           (.02)                    -        -        -        -
income

From net realized gain          (5.02)                          (6.15)                   -        (7.19)   (4.02)   (9.21)

Total distributions             (5.53)                          (6.35)                   -        (7.24)   (4.47)   (9.68)

Net asset value,  end of       $ 67.49                         $ 71.72                  $ 55.66  $ 54.11  $ 56.81  $ 52.48
period

TOTAL RETURN B, C               1.99%                           40.73%                   2.86%    8.55%    16.98%   22.11%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in  $ 1,521                         $ 1,533                  $ 1,195  $ 1,430  $ 1,332  $ 1,268
millions)

Ratio of expenses to average    .58% A                          .58%                     .62%     .65%     .66%     .85%
net assets

Ratio of expenses to average    .50%A, F                        .51% F                   .54% F   .59% F   .64% F   .82% F
net assets after expense
reductions

Ratio of net investment         .32% A                          .28%                     .10%     .13%     1.77%    .82%
income to average net assets

Portfolio turnover rate         417% A                          309%                     348%     334%     142%     186%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.28 PER SHARE.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Trend Fund (the fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

2. OPERATING POLICIES - CONTINUED

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the

2. OPERATING POLICIES - CONTINUED

RESTRICTED SECURITIES - CONTINUED

period, restricted securities (excluding 144A issues) amounted to $18,000 or 0.0% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $3,076,577,000 and $3,109,215,000, respectively.

The market value of futures contracts opened and closed during the period amounted to $87,986,000 and $88,400,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .39% of average net assets after the performance adjustment.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $174,000 for the period.

5. INTERFUND LENDING PROGRAM.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $11,237,000. The weighted average interest rate was 6.09%. Interest expense includes $27,000 paid under the interfund lending program. At period end there were no interfund loans outstanding.

6. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $7,112,000. The fund received cash collateral of $6,972,000 which was invested in cash equivalents.

7. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $4,634,000. The weighted average interest rate was 6.22%. Interest expense includes $2,000 paid under the bank borrowing program. At period end there were no bank borrowings outstanding.

8. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $583,000 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $17,000 and $43,000, respectively, under these arrangements.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FAST(registered trademark))
1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.

BY PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

Three Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72nd Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

RHODE ISLAND

47 Providence Place
Providence, RI

TENNESSEE

6150 Poplar Avenue
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

1861 International Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc.
Fidelity Management & Research
 (Far East) Inc.
Fidelity Investments Japan Limited

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Michael Cook
Marie L. Knowles

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

TRE-SANN-0800  108627
1.705631.102

CUSTODIAN
The Chase Manhattan Bank
New York, NY

FIDELITY'S GROWTH FUNDS
Aggressive Growth Fund
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund(registered trademark)
Contrafund(registered trademark) II
Disciplined Equity Fund
Dividend Growth Fund
Export and Multinational Fund
Fidelity Fifty  (registered trademark)
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium Fund (registered trademark)
OTC Portfolio
Retirement Growth Fund
Small Cap Selector
Small Cap Stock Fund
Stock Selector
Tax Managed Stock Fund
TechnoQuant (registered trademark)  Growth Fund
Trend Fund
Value Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FAST (registered trademark))    1-800-544-5555

 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com